Impairment Reversal (Charge) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment of assets [Abstract]
Disclosure of Impairment Loss

	Years ended December 31,
	2025	2024
Fayolle
Mining properties	$—	$(6.8)
Westwood CGU
Mining properties, Plant and equipment and ROU assets	—	426.5
Asset retirement obligations	—	35.8
Exploration Assets held for Sale (note 6)	(12.2)	—
	$(12.2)	$455.5